Annual Operating Expenses - VIPMidCapPortfolio-InvestorPRO - VIPMidCapPortfolio-InvestorPRO - VIP Mid Cap Portfolio - VIP Mid Cap Portfolio - Investor Class	Apr. 29, 2024
Operating Expenses:
Management fee	0.65%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.65%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.